Contributed Equity - Summary of Ordinary Shares (Detail) - AUD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Disclosure of classes of share capital [line items]
At the beginning of reporting period, amount	$ 73,271,611	$ 33,299,345	$ 24,387,716
Transaction costs relating to share issues, amount	51,053,411	41,172,232	20,555,622
Exercise of warrants, amount (Shares issued during the year)		20,146,716
At reporting date, amount	$ 94,077,366	$ 73,271,611	$ 33,299,345
Ordinary Shares [member]
Disclosure of classes of share capital [line items]
At the beginning of reporting period, shares	748,152,935	487,630,938
Exercise of performance rights, shares (post share consolidation)	3,200,000	5,487,851
Shares issued during the year, shares (post share consolidation)	102,769,866	149,630,586
Conversion of convertible notes, shares (shares issued during the period)	12,117,014	71,131,450
Exercise of warrants, share (Shares issued during the year)		34,272,110
At reporting date, shares	866,239,815	748,152,935	487,630,938
At the beginning of reporting period, amount	$ 303,760,351	$ 233,328,553
Transaction costs relating to share issues, amount	(2,386,919)	(2,135,000)
Exercise of performance rights, amount (post share consolidation)	872,250	1,571,294
Shares issued during the year, amount (post share consolidation)	53,440,330	43,307,232
Conversion of convertible notes, amount (shares issued during the period)	2,059,791	12,092,937
Exercise of warrants, amount (Shares issued during the year)		15,604,694
Transaction costs relating to exercise of warrants		(9,359)
At reporting date, amount	$ 357,745,803	$ 303,760,351	$ 233,328,553